Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 02, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Beginning balance (in shares)		9,101,000	10,293,000
Granted (in shares)	1,132,290	5,037,000	1,538,000
Exercised (in shares)		0	(745,000)
Forfeited options (in shares)		(168,000)	(651,000)
Expired or cancelled options (in shares)		(39,000)	(1,334,000)
Ending balance (in shares)		13,931,000	9,101,000	10,293,000
Exercisable (in shares)		6,843,000	6,324,000
Weighted average exercise price
Beginning balance (in dollars per share)		$ 3.78	$ 3.72
Granted (in dollars per share)		6.83	4.17
Exercised (in dollars per share)		0	3.79
Forfeited options (in dollars per share)		4.46	3.48
Expired or cancelled options (in dollars per share)		3.81	3.86
Ending balance (in dollars per share)		4.87	3.78	$ 3.72
Exercisable (in dollars per share)		$ 3.92	$ 3.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding		7 years 4 months 6 days	6 years 4 months 6 days	7 years 10 months 2 days
Weighted average remaining contractual life, exercisable		5 years 4 months 9 days	5 years 4 months 24 days
Aggregate intrinsic value		$ 35,014	$ 35,014	$ 0